Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Amount related to escrow deposits	$ 6,800,000		$ 4,896,932
Working capital	8,600,000
Accumulated other comprehensive income	786,414		361,655
Allowance for the doubtful accounts	5,422,446		5,777,189
Allowance for the doubtful accounts on other receivable	11,225		11,801
Allowance for the doubtful accounts of prepayments	0		0
Gain (loss) from short term investments	84,634	$ (434,669)
Allowance for doubtful accounts on long term deposits	0		0
Carrying amount of capitalized software	0		0
Impairment of long-lived assets			4,700,000
Impairment of land use
Impairment of additional intangible assets	2,600,000
Revenue recognized	0	0
Accrued warranty liability	0		0
Advertising costs	0	$ 214,793
Development cost	$ 0		0
Dilutive shares	0	0
Employee benefits	$ 185,902	$ 486,517
Infobird Anhui [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	0.05%
Infobird Guiyang [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	9.82%
Shanghai Qishuo [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	49.00%
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Impairment of land use			1,900,000
Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Impairment of land use			300,000
Convertible Note [Member]
Property, Plant and Equipment [Line Items]
Amount related to escrow deposits	$ 6,800,000		4,800,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Amount related to escrow deposits	$ 0		$ 96,932